UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock shares redemption	10,893,219	14,461,820	14,500,444
Common stock shares redemption price per share	$ 10.57	$ 10.44	$ 10.29
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	1,000,000	1,000,000	1,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Landsea Homes [Member]
Common stock Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	1,000	1,000	1,000
Common stock, outstanding shares	1,000	1,000	1,000
Related party interest, real estate inventories	$ 21,366,000	$ 24,405,000	$ 28,936,000
Related party interest, joint ventures	$ 1,563,000	$ 2,466,000	$ 4,374,000
Common Stock Class A
Common stock Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock, issued shares	1,326,144	1,063,180	1,024,556
Common stock, outstanding shares	1,326,144	1,063,180	1,024,556
Common Stock Class B
Common stock Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	15,000,000	15,000,000	15,000,000
Common stock, issued shares	3,881,250	3,881,250	3,881,250
Common stock, outstanding shares	3,881,250	3,881,250	3,881,250